Parent company only condensed financial information (Details 2) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Operating expenses
Marketing	$ (1,194,259)	¥ (7,736,172,000)	¥ (4,010,280,000)	¥ (1,590,171,000)
General and administrative	(444,131)	(2,876,989,000)	(5,260,064,000)	(760,338,000)
Loss from operations	(997,168)	(6,459,456,000)	(5,802,437,000)	(578,827,000)
Interest income	64,065	414,999,000	637,641,000	343,770,000
Others, net	(21,704)	(140,597,000)	216,587,000	193,555,000
Net loss attributable to JD.com, Inc.	(1,447,715)	(9,378,016,000)	(4,996,358,000)	(49,899,000)
Preferred shares redemption value accretion			(7,957,640,000)	(2,435,366,000)
Net loss attributable to ordinary shareholders	(1,447,715)	(9,378,016,000)	(12,953,998,000)	(2,485,265,000)
Net loss	(1,447,715)	(9,378,016,000)	(4,996,358,000)	(49,899,000)
Other comprehensive loss:
Foreign currency translation adjustments	182,538	1,182,445,000	(121,612,000)	(137,921,000)
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains/(losses), nil of tax	(36,872)	(238,852,000)	71,286,000	96,501,000
Reclassification adjustment for (gains)/losses recorded in net income, nil of tax	33,380	216,230,000	(57,181,000)	(73,277,000)
Net unrealized gains/(losses) on available-for-sale securities	(3,492)	(22,622,000)	14,105,000	23,224,000
Total comprehensive loss attributable to JD.com, Inc.	(1,268,857)	(8,219,407,000)	(5,103,865,000)	(164,596,000)
Unrealized gains/(losses), tax		0	0	0
Reclassification adjustment for (gains)/losses recorded in net income, tax		0	0	0
Parent company
Operating expenses
Marketing	(188,579)	(1,221,580,000)	(915,455,000)
General and administrative	(68,711)	(445,095,000)	(3,834,699,000)	(4,065,000)
Loss from operations	(257,290)	(1,666,675,000)	(4,750,154,000)	(4,065,000)
Equity in loss of subsidiaries, VIEs and VIEs' subsidiaries	(1,202,613)	(7,790,292,000)	(449,816,000)	(164,843,000)
Interest income	22,192	143,757,000	183,294,000	3,987,000
Others, net	(10,004)	(64,806,000)	20,318,000	115,022,000
Net loss attributable to JD.com, Inc.	(1,447,715)	(9,378,016,000)	(4,996,358,000)	(49,899,000)
Preferred shares redemption value accretion			(7,957,640,000)	(2,435,366,000)
Net loss attributable to ordinary shareholders	(1,447,715)	(9,378,016,000)	(12,953,998,000)	(2,485,265,000)
Net loss	(1,447,715)	(9,378,016,000)	(4,996,358,000)	(49,899,000)
Other comprehensive loss:
Foreign currency translation adjustments	182,350	1,181,231,000	(121,612,000)	(137,921,000)
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains/(losses), nil of tax	(36,872)	(238,852,000)	71,286,000	96,501,000
Reclassification adjustment for (gains)/losses recorded in net income, nil of tax	33,380	216,230,000	(57,181,000)	(73,277,000)
Net unrealized gains/(losses) on available-for-sale securities	(3,492)	(22,622,000)	14,105,000	23,224,000
Total other comprehensive income/(loss)	178,858	1,158,609,000	(107,507,000)	(114,697,000)
Total comprehensive loss attributable to JD.com, Inc.	$ (1,268,857)	(8,219,407,000)	¥ (5,103,865,000)	¥ (164,596,000)
Unrealized gains/(losses), tax		0
Reclassification adjustment for (gains)/losses recorded in net income, tax		¥ 0